Equity - Key assumptions used in valuing the unvested options (Details) - USD ($)		3 Months Ended		6 Months Ended
	Jun. 24, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Equity
Stock Price		$ 12.11		$ 12.11
Exercise Price		$ 12.11		$ 12.11
Volatility				105.00%
Risk free rate of return				4.46%
Expected term (in years)				3 years
Unrecognized compensation cost		$ 1,394,222		$ 1,394,222
Recapitalization value	$ 5,034,045
Share-based compensation expense		$ 31,989	$ 0	$ 31,989	$ 0